S000028677 [Member] Investment Objectives and Goals - iShares MSCI Brazil Small-Cap ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI BRAZIL SMALL-CAP ETFTicker: EWZSStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI Brazil Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Brazilian equities.